Share-based Compensation	6 Months Ended
Jun. 30, 2015
Share-based Compensation [Abstract]
Share-based Compensation

Note 3. Share-based Compensation

The Company recognizes compensation expense for stock options in accordance with Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) 718, Stock Based Compensation. The expense of the option is generally measured at fair value at the grant date with compensation expense recognized over the service period, which is usually the vesting period. For grants subject to a service condition, the Company utilizes the Black-Scholes option-pricing model to estimate the fair value of each option on the date of grant. The Black-Scholes model takes into consideration the exercise price and expected life of the options, the current price of the underlying stock and its expected volatility, the expected dividends on the stock and the current risk-free interest rate for the expected life of the option. The Company’s estimate of the fair value of a stock option is based on expectations derived from historical experience and may not necessarily equate to its market value when fully vested. In accordance with ASC 718, the Company estimates the number of options for which the requisite service is expected to be rendered. At June 30, 2015, the Company had three stock-based compensation plans, which are more fully described in its Annual Report on Form 10-K for the year ended December 31, 2014, and the portions of the Company’s Proxy Statement for 2014, incorporated therein by reference.

The Company did not grant stock options in the first six months of 2015 or 2014.  There were no stock options exercised in the first six month period ended June 30, 2015 and 63,874 common stock options exercised in the six month period ended June 30, 2014.  The total intrinsic value of the options exercised during the six months ended June 30, 2015 and 2014 was $0 and $619,000, respectively.

The Company estimated the fair value of each grant on the date of grant using the Black-Scholes options pricing model with the following weighted average assumptions:

	June 30,
	2015	2014
Risk-free interest rate	-	-
Expected dividend yield	-	-
Expected volatility	-	-
Expected lives (years)	2.0	-

Expected volatility is based on the historical volatility of the Company’s stock and peer group comparisons over the expected life of the grant. The risk-free rate for periods within the expected life of the option is based on the U.S. Treasury strip rate in effect at the time of the grant. The life of the option is based on historical factors which include the contractual term, vesting period, exercise behavior and employee terminations. In accordance with ASC 718, stock based compensation expense for the six month period ended June 30, 2015 is based on awards that are ultimately expected to vest and has been reduced for estimated forfeitures. The Company estimates forfeitures using historical data based upon the groups identified by management.

A summary of the status of the Company’s equity compensation plans is presented below.

			Weighted-
			average
		Weighted	remaining
		average	contractual	Aggregate
		exercise	term	intrinsic
	Shares	price	(years)	value
	(in thousands, except per share data)
Outstanding at January 1, 2015	2,602,000	$ 9.72	5.39	$ 5,010,208
Granted	-	-	-	-
Exercised	-	-	-	-
Expired	(232,500)	14.24	-	-
Forfeited	(20,750)	8.45	-	-
Outstanding at June 30, 2015	2,348,750	$ 9.28	5.40	$ 2,030,423
Exercisable at June 30, 2015	2,022,375	$ 9.35	5.13	$ 1,766,145

The Company granted 86,992 restricted stock units with a vesting period of two years at a fair value of $9.11 in the first six months of 2015.  There were no restricted stock units granted in the first six months of 2014.  The total fair value of restricted stock units vested for the six months ended June 30, 2015 and 2014 was $517,000 and $886,000, respectively.

A summary of the status of the Company’s restricted stock units is presented below.

			Average
		Weighted-	remaining
		average	contractual
		grant date	term
	Shares	fair value	(years)
Outstanding at January 1, 2015	148,381	$ 10.46	2.07
Granted	86,992	9.11	1.75
Vested	(49,460)	10.46	-
Forfeited	(11,830)	9.39	-
Outstanding at June 30, 2015	174,083		1.63

As of June 30, 2015, there was a total of $3.3 million of unrecognized compensation cost related to unvested awards under share-based plans.  This cost is expected to be recognized over a weighted average period of 1.13 years.  Related compensation expense for the six months ended June 30, 2015 and 2014 was $1.0 million and $1.4 million respectively.